NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Tables)	Jun. 30, 2023
March 31, 2023
Interest Income and Interest Expense Disclosure
	June	June
	30, 2023	30, 2022
Interest Income	$(7,549)	$(5,007)
Interest Expense	52,933	42,329
Origination Fees	68,888	20,000
Total of Interest Expense	$114,272	$57,322

December 31, 2022
Interest Income and Interest Expense Disclosure
	December	December
	31, 2022	31, 2021
Interest Income	$(8,672)	$(19,017)
Interest Expense	37,962	51,470
Origination Fees	35,400	20,000
Total of Interest Expense	$64,690	$52,453